Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 757	$ 1,765
Weighted average number of Common Shares outstanding during the year	299.7	314.7
Basic earnings per Common Share	$ 2.52	$ 5.61
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 757	$ 1,765
Weighted average number of Common Shares outstanding during the year	299.7	314.7
Stock options and restricted stock	0.7	1.1
Diluted	300.4	315.8
Diluted earnings per Common Share	$ 2.52	$ 5.59